Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Taxes
Income Taxes

NOTE 13 — Income Taxes

The Company is a limited liability company that is treated as a partnership for federal and state tax return purposes, in which the responsibility for determining and paying income tax is passed through to its members. The Company analyzes its tax filing positions for all open tax years in all of the U.S. federal, state and local tax jurisdictions where it is required to file income tax returns.

Tax laws are complex and subject to different interpretations by the taxpayer and respective governmental taxing authorities. Significant judgment is required in determining tax expenses and in evaluating tax positions, including evaluating uncertainties. The Company reviews its tax positions quarterly and adjusts its tax balances as new information becomes available.

NOTE 15 — Income Taxes

The Company is a limited liability company that is treated as a partnership for federal and state tax return purposes, in which the responsibility for determining and paying income tax is passed through to its members. The Company analyzes its tax filing positions for all open tax years in all of the U.S. federal, state and local tax jurisdictions where it is required to file income tax returns.

Tax laws are complex and subject to different interpretations by the taxpayer and respective governmental taxing authorities. Significant judgment is required in determining tax expenses and in evaluating tax positions, including evaluating uncertainties. The Company reviews its tax positions quarterly and adjusts its tax balances as new information becomes available.